UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Par Value [Member]	Paid-in Capital [Member]	Preferred Stock [Member]	Common Stock [Member] [1]	Additional Paid-in Capital [Member] [1]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2020	$ 0	$ 13,517
Beginning balance (in shares) at Dec. 31, 2020							11,264
Ending balance at Jun. 30, 2021	0	13,517
Ending balance (in shares) at Jun. 30, 2021							11,264
Balance at Dec. 31, 2020			$ 1	$ 19	$ 466,051	$ (345,370)	$ 120,701
Balance (in shares) at Dec. 31, 2020			100,000	1,991,598
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			$ 0	$ 0	0	1,682	1,682
Stock-based compensation			0	0	(17)	0	(17)
Dividends of Preferred Shares (Note 5, 9 and 12)			0	0	(915)	0	(915)
Excess of consideration over carrying value of exchanged assets (Note 1)					(9,793)	0	(9,793)
Balance at Jun. 30, 2021			$ 1	$ 19	455,326	(343,688)	111,658
Balance (in shares) at Jun. 30, 2021			100,000	1,991,598
Beginning balance at Dec. 31, 2021	0	16,142					$ 16,142
Beginning balance (in shares) at Dec. 31, 2021							13,452
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F Shares (Note 5, 9 and 12)	72	71,928
Issuance of Series F Shares (Note 5, 9 and 12) (in shares)							7,200,000
Deemed dividend equivalents on Series F Shares related to redemption value (Note 9 and 12)	0	14,400
Ending balance at Jun. 30, 2022	$ 72	$ 102,470					$ 102,542
Ending balance (in shares) at Jun. 30, 2022							7,213,452
Balance at Dec. 31, 2021			$ 1	$ 19	429,956	(336,754)	$ 93,222
Balance (in shares) at Dec. 31, 2021			100,000	1,991,598
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			$ 0	$ 0	0	8,605	8,605
Stock-based compensation			0	0	(16)	0	(16)
Issuance of common stock and Pre-Funded Warrants pursuant to equity offerings (Note 9 and 12)			$ 0	$ 4	8,499	0	8,503
Issuance of common stock and Pre-Funded Warrants pursuant to equity offerings (Note 9 and 12) (in shares)			0	364,443
Issuance of Series F Shares (Note 5, 9 and 12)			$ 0	$ 0	0	0	0
Issuance of Series F Shares (Note 5, 9 and 12) (in shares)			0	0
Deemed dividend equivalents on Series F Shares related to redemption value			$ 0	$ 0	(14,400)	0	(14,400)
Dividends of Preferred Shares (Note 5, 9 and 12)				0	(7,322)	0	(7,322)
Balance at Jun. 30, 2022			$ 1	$ 23	$ 416,717	$ (328,149)	$ 88,592
Balance (in shares) at Jun. 30, 2022			100,000	2,356,041

[1]	Adjusted to reflect the reverse stock split effected in September 2022 (see Note 1)